Intangible Assets, Net - Schedule of Movement of Impairment (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Impairment [Abstract}
Balance at the beginning of the period	$ 120,440,421
Addition in the period
Foreign currency translation adjustments	2,329,631
Balance at the end of the period	$ 122,770,052